Operating leases (Details) - Schedule of Cash Flow Information Related to Operating Leases - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash Flow Information Related to Operating Leases [Abstract]
Operating cash flows for operating leases	$ 2,692,699	$ 1,559,148	$ 1,414,151
Remeasurement of the lease liabilities and right-of-use assets due to lease modification
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 1,801,664	$ 5,394,251	$ 3,387,501